UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21411

 NAME OF REGISTRANT:                     Eaton Vance Senior Floating-Rate
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010



Eaton Vance Senior Floating-Rate Trust
--------------------------------------------------------------------------------------------------------------------------
 DELTA AIR LINES, INC.                                                                       Agenda Number:  933273461
--------------------------------------------------------------------------------------------------------------------------
        Security:  247361702
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2010
          Ticker:  DAL
            ISIN:  US2473617023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD H. ANDERSON                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: EDWARD H. BASTIAN                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ROY J. BOSTOCK                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JOHN S. BRINZO                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DANIEL A. CARP                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN M. ENGLER                      Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MICKEY P. FORET                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DAVID R. GOODE                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS               Mgmt          For                            For

1J     ELECTION OF DIRECTOR: KENNETH C. ROGERS                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: RODNEY E. SLATER                    Mgmt          For                            For

1L     ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND                Mgmt          For                            For

1M     ELECTION OF DIRECTOR: KENNETH B. WOODROW                  Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS DELTA'S INDEPENDENT AUDITORS FOR THE YEAR
       ENDING DECEMBER 31, 2010.

03     STOCKHOLDER PROPOSAL REGARDING CUMULATIVE VOTING          Shr           Against                        For
       IN THE ELECTION OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN HOLDINGS                                                                          Agenda Number:  933145193
--------------------------------------------------------------------------------------------------------------------------
        Security:  392484AA9
    Meeting Type:  Consent
    Meeting Date:  08-Oct-2009
          Ticker:
            ISIN:  US392484AA95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 PANOLAM INDUSTRIES INTERNATIONAL, INC.                                                      Agenda Number:  933152441
--------------------------------------------------------------------------------------------------------------------------
        Security:  698604AG0
    Meeting Type:  Consent
    Meeting Date:  02-Nov-2009
          Ticker:
            ISIN:  US698604AG03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 RATHGIBSON INC.                                                                             Agenda Number:  933145181
--------------------------------------------------------------------------------------------------------------------------
        Security:  75409FAC9
    Meeting Type:  Consent
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  US75409FAC95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN - CLASS 8                                        Mgmt          No vote

02     OPT OUT ELECTION - CLASS 8                                Mgmt          No vote

03     THE PLAN - CLASS 4                                        Mgmt          No vote

04     OPT OUT ELECTION - CLASS 4                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SEM GROUP L.P                                                                               Agenda Number:  933127917
--------------------------------------------------------------------------------------------------------------------------
        Security:  81662TAA3
    Meeting Type:  Consent
    Meeting Date:  21-Oct-2009
          Ticker:
            ISIN:  US81662TAA34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933159938
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700AA6
    Meeting Type:  Annual
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  US949700AA66
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF CHARLES MACALUSO (AT-LARGE DIRECTOR)          Mgmt          For                            For

1B     ELECTION OF DUNCAN H. COCROFT (AT-LARGE DIRECTOR)         Mgmt          For                            For

1C     ELECTION OF KENNETH A. GHAZEY (AT-LARGE DIRECTOR)         Mgmt          For                            For

1D     ELECTION OF JAMES D. JACKSON (AT-LARGE DIRECTOR)          Mgmt          For                            For

1E     ELECTION OF LINDA KOFFENBERGER (AT-LARGE DIRECTOR)        Mgmt          For                            For

1F     ELECTION OF ARI M. CHANEY (THIRD LIEN DIRECTOR)           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933159926
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700108
    Meeting Type:  Annual
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  US9497001084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK J. RUDAY *                                           Mgmt          For                            For

1A     ELECTION OF CHARLES MACALUSO (AT-LARGE DIRECTOR)          Mgmt          For                            For

1B     ELECTION OF DUNCAN H. COCROFT (AT-LARGE DIRECTOR)         Mgmt          For                            For

1C     ELECTION OF KENNETH A. GHAZEY (AT-LARGE DIRECTOR)         Mgmt          For                            For

1D     ELECTION OF JAMES D. JACKSON (AT-LARGE DIRECTOR)          Mgmt          For                            For

1E     ELECTION OF LINDA KOFFENBERGER (AT-LARGE DIRECTOR)        Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Floating-Rate Trust
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/30/2010